Subsequent Events (Details) - Subsequent event $ in Millions	Sep. 18, 2018 shares	Aug. 10, 2018 USD ($) item shares
Subsequent events
Number of shares issued upon refinancing of debt | shares		99,342,271
Percentage of new common stock issued, as part of debt refinancing agreement, to outstanding common stock		47.50%
Cash contribution from largest stockholder upon refinancing of debt | $		$ 10
Number of vessels will undertake to sell after consummation of refinancing | item		2
Cargo carrying capacity of vessels (in TEUs) | item		13,100
Restricted shares
Subsequent events
Shares granted | shares	4,182,832
Awards that will vests on December 31, 2019 (as a percent)	50.00%
Awards that will vests on December 31, 2021 (as a percent)	50.00%
New Credit Facilities
Subsequent events
Minimum consolidated cash balance required under subordinated loan agreement | $		$ 60